INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

Balance as of January 1, 2023	415,159
Additions	127,195
Disposals	(1,336)
Amortization	(166,155)
Foreign exchange effect	(1,153)
Balance as of December 31, 2023	373,710
Additions	168,036
Disposals	(12,499)
Amortization	(170,254)
Foreign exchange effect	41,574
Balance as of December 31, 2024	400,567
Acquisition of company (Note 3.4)	348,549
Additions	171,221
Disposals	(21,088)
Amortization	(196,092)
Foreign exchange effect	(11,792)
Balance as of December 31, 2025	691,365

Estimated useful lives	up to 6 years